                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-07941
                                          -------------------------------------

                            Merrimac Master Portfolio
-------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

             200 Clarendon Street, P.O. Box 9130, Boston, MA         02117
-------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

Susan C. Mosher, Secretary of the Merrimac Master Portfolio
Mail Code LEG 13  200 Clarendon Street, Boston, MA          02117
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:     (888) 637-7622
                                                        -----------------------

Date of fiscal year end:    12/31/2004
                            ----------------

Date of reporting period:   06/30/2004
                            ----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

         The semi-annual report for the period January 1, 2004 through June 30, 2004 is filed herewith.

                                MERRIMAC SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                               SERIES          SERIES          SERIES          SERIES          SERIES           SERIES
                           --------------  --------------  --------------  --------------  ---------------  --------------

ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)             $5,445,017,083  $ 448,292,835   $ 295,402,941   $ 252,696,934   $1,272,299,615   $ 321,413,308
    Prepaid expenses              51,349           9,760          11,267          10,911          11,913            7,528
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total assets       5,445,068,432     448,302,595     295,414,208     252,707,845   1,272,311,528      321,420,836
                           -------------   -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Distributions payable
      to shareholders          4,684,159         373,673         119,891         111,265         869,884          129,291
    Accrued expenses             718,587          53,449         248,783         151,487         596,038          334,151
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total liabilities      5,402,746         427,122         368,674         262,752       1,465,922          463,442
                           -------------   -------------   -------------   -------------   -------------    -------------
NET ASSETS                 $5,439,665,686  $ 447,875,473   $ 295,045,534   $ 252,445,093   $1,270,845,606   $ 320,957,394
                           =============   =============   =============   =============   =============    =============
NET ASSETS CONSIST OF:
    Paid in capital        $5,439,588,154  $ 447,876,504   $ 295,013,258   $ 252,445,159   $1,270,935,636   $ 320,957,394
    Accumulated net
      realized gain
      (loss) on
      investments                 19,653          (1,031)          2,881             (66)        (90,050)              --
    Accumulated net
      investment income           57,879              --          29,395              --              20               --
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total net assets   $5,439,665,686  $ 447,875,473   $ 295,045,534   $ 252,445,093   $1,270,845,606   $ 320,957,394
                           =============   =============   =============   =============   =============    =============
TOTAL NET ASSETS
    Premium Class          $4,725,085,890  $ 447,855,471   $  48,600,635   $  80,748,649   $ 616,932,499    $   4,744,130
                           =============   =============   =============   =============   =============    =============
    Reserve Class          $  42,120,971   $       5,000   $       5,129   $       5,128   $  31,555,147    $       5,107
                           =============   =============   =============   =============   =============    =============
    Institutional Class    $  23,854,955   $       5,002   $     868,945   $     130,088   $       5,000    $       5,152
                           =============   =============   =============   =============   =============    =============
    Adviser Class          $       5,146   $       5,000   $       5,109   $       5,109   $       5,140    $       5,088
                           =============   =============   =============   =============   =============    =============
    Investment Class       $ 648,598,724   $       5,000   $ 245,565,716   $ 171,556,119   $ 622,347,820    $ 316,197,917
                           =============   =============   =============   =============   =============    =============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
    Premium Class          4,725,015,321     447,856,502      48,594,801      80,748,670     616,974,692        4,744,130
                           =============   =============   =============   =============   =============    =============
    Reserve Class             42,120,342           5,000           5,128           5,128      31,557,305            5,107
                           =============   =============   =============   =============   =============    =============
    Institutional Class       23,854,599           5,002         868,841         130,088           5,000            5,152
                           =============   =============   =============   =============   =============    =============
    Adviser Class                  5,146           5,000           5,108           5,109           5,140            5,088
                           =============   =============   =============   =============   =============    =============
    Investment Class         648,589,037           5,000     245,536,241     171,556,164     622,390,383      316,197,917
                           =============   =============   =============   =============   =============    =============

NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE FOR
  EACH CLASS               $        1.00   $        1.00   $        1.00   $        1.00   $        1.00    $        1.00
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                               SERIES          SERIES          SERIES          SERIES          SERIES           SERIES
                           --------------  --------------  --------------  --------------  ---------------  --------------

NET INVESTMENT INCOME
  ALLOCATED FROM
  PORTFOLIO (NOTE 1)
    Interest and
      dividends            $  27,855,700   $   1,418,051   $   1,472,664   $   1,260,783   $   5,148,314    $   1,506,010
    Expenses                  (4,144,218)       (229,938)       (296,605)       (228,884)       (783,614)        (283,758)
                           -------------   -------------   -------------   -------------   -------------    -------------
        Net investment
          income from
          Portfolio           23,711,482       1,188,113       1,176,059       1,031,899       4,364,700        1,222,252
                           -------------   -------------   -------------   -------------   -------------    -------------
FUND EXPENSES
    Accounting, transfer
      agency, and
      administration fees
      (Note 4)                   234,094          12,103          15,602          12,800          43,126           15,552
    Audit                         11,231           1,515           6,057           6,906           3,374            2,046
    Legal                         11,325             474             932             933           2,018              573
    Printing                       4,030           1,137           2,980           2,838           1,320            1,420
    Registration                  95,006          25,705           4,471           5,108          41,665           11,621
    Insurance                     25,489           1,397           2,099           2,098           4,541            1,290
    Trustees fees and
      expenses                    21,488           1,178           1,769           1,769           3,829            1,088
    Miscellaneous                 16,119           2,841           6,955           7,378           2,904              284
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total expenses
          common to all
          classes                418,782          46,350          40,865          39,830         102,777           33,874
    Shareholder servicing
      fee-Institutional
      Class                       27,291               5           1,137             222               6                7
    Shareholder servicing
      fee-Investment
      Class                      795,683               5         324,989         215,464         701,602          388,738
    Distribution
      fees-Reserve Class          19,321               2               2               2           5,029                2
    Distribution
      fees-Adviser Class               7               5               5               5               7                7
    Distribution
      fees-Investment
      Class                      318,273               2         129,996          86,185         280,641          155,495
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total expenses         1,579,357          46,369         496,994         341,708       1,090,062          578,123
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INVESTMENT INCOME         22,132,125       1,141,744         679,065         690,191       3,274,638          644,129

NET REALIZED GAIN (LOSS)
  ON INVESTMENTS
  ALLOCATED FROM
  PORTFOLIO                      (22,357)         (3,003)            381              --         (84,798)              --
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $  22,109,768   $   1,138,741   $     679,446   $     690,191   $   3,189,840    $     644,129
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        CASH SERIES                             PRIME SERIES                  TREASURY SERIES
                           -------------------------------------   ---------------------------------------   -----------------
                                                                                         FOR THE PERIOD
                                                                                          JUNE 20, 2003
                                                                                        (COMMENCEMENT OF
                           SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED        OPERATIONS)       SIX MONTHS ENDED
                             JUNE 30, 2004       DECEMBER 31,        JUNE 30, 2004       TO DECEMBER 31,       JUNE 30, 2004
                              (UNAUDITED)            2003             (UNAUDITED)             2003              (UNAUDITED)
                           -----------------   -----------------   -----------------   -------------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     22,132,125    $     39,608,486    $      1,141,744    $          820,278    $        679,065
    Net realized gain
     (loss) allocated
     from Portfolio                 (22,357)             42,010              (3,003)                1,972                 381
                           ----------------    ----------------    ----------------    ------------------    ----------------
        Net increase in
        net assets from
        operations               22,109,768          39,650,496           1,138,741               822,250             679,446
                           ----------------    ----------------    ----------------    ------------------    ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class               (19,831,613)        (34,099,165)         (1,141,671)             (820,216)           (185,842)
    Reserve Class                  (172,749)            (52,124)                (21)                  (19)                (17)
    Institutional Class             (81,178)           (135,528)                (18)                  (15)             (2,192)
    Adviser Class                       (18)                (44)                (18)                  (15)                (13)
    Investment Class             (2,046,567)         (5,321,625)                (16)                  (13)           (491,001)
                           ----------------    ----------------    ----------------    ------------------    ----------------
        Total dividends
        declared                (22,132,125)        (39,608,486)         (1,141,744)             (820,278)           (679,065)
                           ----------------    ----------------    ----------------    ------------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
     sold                    23,977,885,510      29,987,852,265         323,312,500           200,025,677         272,171,757
    Proceeds from
     dividends reinvested        11,145,419          16,427,005               5,326                    --                  28
    Payment for shares
     redeemed               (21,650,093,512)    (31,121,046,065)        (75,466,999)                   --        (278,378,103)
                           ----------------    ----------------    ----------------    ------------------    ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions          2,338,937,417      (1,116,766,795)        247,850,827           200,025,677          (6,206,318)
                           ----------------    ----------------    ----------------    ------------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS               2,338,915,060      (1,116,724,785)        247,847,824           200,027,649          (6,205,937)
NET ASSETS
    Beginning of period       3,100,750,626       4,217,475,411         200,027,649                    --         301,251,471
                           ----------------    ----------------    ----------------    ------------------    ----------------
    End of period          $  5,439,665,686    $  3,100,750,626    $    447,875,473    $      200,027,649    $    295,045,534
                           ================    ================    ================    ==================    ================
Accumulated undistributed
  net investment income
  included in net assets   $         57,879    $         57,879    $             --    $               --    $         29,395
                           ================    ================    ================    ==================    ================


                            TREASURY SERIES
                           -----------------

                              YEAR ENDED
                             DECEMBER 31,
                                 2003
                           -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      2,080,671
    Net realized gain
     (loss) allocated
     from Portfolio                   2,500
                           ----------------
        Net increase in
        net assets from
        operations                2,083,171
                           ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                  (661,883)
    Reserve Class                       (40)
    Institutional Class             (32,955)
    Adviser Class                       (33)
    Investment Class             (1,385,760)
                           ----------------
        Total dividends
        declared                 (2,080,671)
                           ----------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
     sold                       673,201,909
    Proceeds from
     dividends reinvested                74
    Payment for shares
     redeemed                  (733,633,017)
                           ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions            (60,431,034)
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (60,428,534)
NET ASSETS
    Beginning of period         361,680,005
                           ----------------
    End of period          $    301,251,471
                           ================
Accumulated undistributed
  net investment income
  included in net assets   $         29,395
                           ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                   TREASURY PLUS SERIES                   U.S. GOVERNMENT SERIES           MUNICIPAL SERIES
                           -------------------------------------   -------------------------------------   -----------------
                           SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED
                             JUNE 30, 2004       DECEMBER 31,        JUNE 30, 2004       DECEMBER 31,        JUNE 30, 2004
                              (UNAUDITED)            2003             (UNAUDITED)            2003             (UNAUDITED)
                           -----------------   -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $        690,191    $      2,009,240    $      3,274,638    $      4,242,742    $        644,129
    Net realized loss
     allocated from
     Portfolio                           --                  --             (84,798)             (5,252)                 --
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
        net assets from
        operations                  690,191           2,009,240           3,189,840           4,237,490             644,129
                           ----------------    ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                  (322,928)           (840,509)         (1,441,391)           (825,719)               (128)
    Reserve Class                       (18)                (42)            (44,964)                (49)                (17)
    Institutional Class                (466)             (1,932)                (18)                (40)                (12)
    Adviser Class                       (14)                (34)                (18)                (41)                (13)
    Investment Class               (366,765)         (1,166,723)         (1,788,247)         (3,416,893)           (643,959)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Total dividends
        declared                   (690,191)         (2,009,240)         (3,274,638)         (4,242,742)           (644,129)
                           ----------------    ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
     sold                       489,110,460       1,387,597,580       2,176,585,896       2,319,279,153         367,357,951
    Proceeds from
     dividends reinvested               902               1,508              60,258              59,084                  62
    Payment for shares
     redeemed                  (476,988,211)     (1,484,577,645)     (1,400,615,073)     (2,274,818,206)       (295,434,881)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions             12,123,151         (96,978,557)        776,031,081          44,520,031          71,923,132
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS                  12,123,151         (96,978,557)        775,946,283          44,514,779          71,923,132
NET ASSETS
    Beginning of period         240,321,942         337,300,499         494,899,323         450,384,544         249,034,262
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $    252,445,093    $    240,321,942    $  1,270,845,606    $    494,899,323    $    320,957,394
                           ================    ================    ================    ================    ================
Accumulated undistributed
  net investment income
  included in net assets   $             --    $             --    $             20    $             20    $             --
                           ================    ================    ================    ================    ================


                           MUNICIPAL SERIES
                           -----------------
                              YEAR ENDED
                             DECEMBER 31,
                                 2003
                           -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $        932,498
    Net realized loss
     allocated from
     Portfolio                           --
                           ----------------
        Net increase in
        net assets from
        operations                  932,498
                           ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                       (41)
    Reserve Class                       (36)
    Institutional Class                 (25)
    Adviser Class                       (29)
    Investment Class               (932,367)
                           ----------------
        Total dividends
        declared                   (932,498)
                           ----------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
     sold                       416,318,685
    Proceeds from
     dividends reinvested               135
    Payment for shares
     redeemed                  (263,492,370)
                           ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions            152,826,450
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 152,826,450
NET ASSETS
    Beginning of period          96,207,812
                           ----------------
    End of period          $    249,034,262
                           ================
Accumulated undistributed
  net investment income
  included in net assets   $             --
                           ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                          ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                     SUPPLEMENTAL DATA
                                                                                         ------------------------------------------
PERIODS ENDED              NET ASSET              DISTRIBUTIONS  NET ASSET                                            NET ASSETS
DECEMBER 31, 2003,           VALUE       NET        FROM NET       VALUE                                  NET           END OF
2002, 2001, 2000, 1999     BEGINNING  INVESTMENT   INVESTMENT       END        TOTAL         NET      INVESTMENT        PERIOD
AND JUNE 30, 2004          OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN (A)    EXPENSES      INCOME      (000S OMITTED)
-----------------          ---------  ----------  -------------  ---------  -----------  -----------  -----------  ----------------

CASH SERIES
    PREMIUM CLASS
        2004 *              $1.000     $ 0.005      $  (0.005)    $1.000        1.01%        0.19%        1.00%       $4,725,086
        2003                 1.000       0.011         (0.011)     1.000        1.13         0.19         1.16         2,421,804
        2002                 1.000       0.019         (0.019)     1.000        1.88         0.19         1.86         3,531,473
        2001                 1.000       0.042         (0.042)     1.000        4.31         0.21         3.55         3,206,216
        2000                 1.000       0.063         (0.063)     1.000        6.52         0.21         6.32           161,062
        1999                 1.000       0.051         (0.051)     1.000        5.22         0.25         5.10             7,232
    RESERVE CLASS (7)
        2004 *               1.000       0.004         (0.004)     1.000        0.91         0.30         0.89            42,121
        2003                 1.000       0.010         (0.010)     1.000        1.04         0.29         0.90            39,336
        2002                 1.000       0.018         (0.018)     1.000        1.77         0.29         1.76                 5
        2001                 1.000       0.001         (0.001)     1.000        2.16         0.31         2.16                 5
    INSTITUTIONAL CLASS
        2004 *               1.000       0.004         (0.004)     1.000        0.75         0.45         0.74            23,855
        2003                 1.000       0.009         (0.009)     1.000        0.88         0.44         0.90            18,046
        2002                 1.000       0.016         (0.016)     1.000        1.62         0.44         1.68            17,062
        2001                 1.000       0.040         (0.040)     1.000        4.05         0.46         3.91           308,827
        2000                 1.000       0.061         (0.061)     1.000        6.25         0.46         6.07           314,687
        1999                 1.000       0.049         (0.049)     1.000        4.96         0.50         4.85           253,798
    ADVISER CLASS (7)
        2004 *               1.000       0.004         (0.004)     1.000        0.75         0.45         0.75                 5
        2003                 1.000       0.009         (0.009)     1.000        0.89         0.44         0.88                 5
        2002                 1.000       0.016         (0.016)     1.000        1.62         0.44         1.60                 5
        2001                 1.000       0.001         (0.001)     1.000        2.01         0.46         2.01                 5
    INVESTMENT CLASS (5)
        2004 *               1.000       0.003         (0.003)     1.000        0.64         0.55         0.64           648,599
        2003                 1.000       0.008         (0.008)     1.000        0.78         0.54         0.78           621,559
        2002                 1.000       0.015         (0.015)     1.000        1.52         0.54         1.46           668,931
        2001                 1.000       0.039         (0.039)     1.000        3.94         0.56         3.31           296,553
        2000                 1.000       0.001         (0.001)     1.000        6.24         0.55         6.24                 5

PRIME SERIES
    PREMIUM CLASS (8)
        2004 *               1.000       0.005         (0.005)     1.000        0.93         0.23         0.94           447,855
        2003                 1.000       0.004         (0.004)     1.000        0.77         0.28         0.78           200,008
    RESERVE CLASS (8)
        2004 *               1.000       0.004         (0.004)     1.000        0.83         0.33         0.82                 5
        2003                 1.000       0.004         (0.004)     1.000        0.67         0.38         0.67                 5
    INSTITUTIONAL
      CLASS (8)
        2004 *               1.000       0.003         (0.003)     1.000        0.68         0.48         0.67                 5
        2003                 1.000       0.003         (0.003)     1.000        0.52         0.53         0.51                 5
    ADVISER CLASS (8)
        2004 *               1.000       0.003         (0.003)     1.000        0.68         0.48         0.67                 5
        2003                 1.000       0.003         (0.003)     1.000        0.52         0.53         0.51                 5
    INVESTMENT CLASS (8)
        2004 *               1.000       0.003         (0.003)     1.000        0.58         0.58         0.57                 5
        2003                 1.000       0.002         (0.002)     1.000        0.43         0.63         0.41                 5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                     SUPPLEMENTAL DATA
                                                                                         ------------------------------------------
PERIODS ENDED              NET ASSET              DISTRIBUTIONS  NET ASSET                                            NET ASSETS
DECEMBER 31, 2003,           VALUE       NET        FROM NET       VALUE                                  NET           END OF
2002, 2001, 2000, 1999     BEGINNING  INVESTMENT   INVESTMENT       END        TOTAL         NET      INVESTMENT        PERIOD
AND JUNE 30, 2004          OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN (A)    EXPENSES      INCOME      (000S OMITTED)
-----------------          ---------  ----------  -------------  ---------  -----------  -----------  -----------  ----------------


TREASURY SERIES
    PREMIUM CLASS (1)
        2004 *              $1.000     $ 0.004      $  (0.004)    $1.000        0.73%        0.22%        0.73%       $   48,601
        2003                 1.000       0.009         (0.009)     1.000        0.86         0.21         0.85            54,579
        2002                 1.000       0.016         (0.016)     1.000        1.54         0.20         1.55            61,403
        2001                 1.000       0.038         (0.038)     1.000        3.84         0.20         3.40           113,892
        2000                 1.000       0.057         (0.057)     1.000        5.81         0.25         5.66            50,804
        1999                 1.000       0.039         (0.039)     1.000        4.54         0.28         4.46            24,816
    RESERVE CLASS (7)
        2004 *               1.000       0.003         (0.003)     1.000        0.62         0.32         0.62                 5
        2003                 1.000       0.008         (0.008)     1.000        0.76         0.32         0.76                 5
        2002                 1.000       0.014         (0.014)     1.000        1.43         0.30         1.43                 5
        2001                 1.000       0.001         (0.001)     1.000        1.95         0.30         1.95                 5
    INSTITUTIONAL CLASS
        2004 *               1.000       0.002         (0.002)     1.000        0.48         0.47         0.48               869
        2003                 1.000       0.006         (0.006)     1.000        0.61         0.47         0.71               177
        2002                 1.000       0.013         (0.013)     1.000        1.28         0.45         1.33            14,956
        2001                 1.000       0.035         (0.035)     1.000        3.58         0.45         3.47           366,118
        2000                 1.000       0.054         (0.054)     1.000        5.55         0.50         5.41           324,937
        1999                 1.000       0.042         (0.042)     1.000        4.26         0.53         4.18           153,714
    ADVISER CLASS (7)
        2004 *               1.000       0.002         (0.002)     1.000        0.48         0.47         0.47                 5
        2003                 1.000       0.006         (0.006)     1.000        0.61         0.47         0.60                 5
        2002                 1.000       0.013         (0.013)     1.000        1.28         0.45         1.28                 5
        2001                 1.000       0.001         (0.001)     1.000        1.80         0.45         1.80                 5
    INVESTMENT CLASS (5)
        2004 *               1.000       0.002         (0.002)     1.000        0.38         0.57         0.38           245,566
        2003                 1.000       0.005         (0.005)     1.000        0.51         0.57         0.52           246,484
        2002                 1.000       0.011         (0.011)     1.000        1.18         0.56         1.13           285,311
        2001                 1.000       0.034         (0.034)     1.000        3.48         0.55         2.98           105,253
        2000                 1.000       0.000 **      (0.000) **   1.000       5.48         0.56         5.48                 5

TREASURY PLUS SERIES
    PREMIUM CLASS (4)
        2004 *               1.000       0.004         (0.004)     1.000        0.79         0.21         0.77            80,749
        2003                 1.000       0.009         (0.009)     1.000        0.90         0.20         0.90            76,346
        2002                 1.000       0.015         (0.015)     1.000        1.50         0.22         1.43            87,070
        2001                 1.000       0.037         (0.037)     1.000        3.75         0.21         3.53            23,059
        2000                 1.000       0.042         (0.042)     1.000        6.45         0.23         6.27            24,764
    RESERVE CLASS (7)
        2004 *               1.000       0.003         (0.003)     1.000        0.68         0.31         0.68                 5
        2003                 1.000       0.008         (0.008)     1.000        0.80         0.31         0.80                 5
        2002                 1.000       0.014         (0.014)     1.000        1.40         0.32         1.39                 5
        2001                 1.000       0.001         (0.001)     1.000        1.53         0.31         1.53                 5
    INSTITUTIONAL
      CLASS (2)
        2004 *               1.000       0.003         (0.003)     1.000        0.52         0.46         0.52               130
        2003                 1.000       0.007         (0.007)     1.000        0.65         0.46         0.66                57
        2002                 1.000       0.012         (0.012)     1.000        1.25         0.46         1.32               390
        2001                 1.000       0.034         (0.034)     1.000        3.49         0.46         3.51           155,203
        2000                 1.000       0.058         (0.058)     1.000        5.87         0.48         5.76           254,419
        1999                 1.000       0.042         (0.042)     1.000        4.54         0.53         4.46           281,613
    ADVISER CLASS (7)
        2004 *               1.000       0.003         (0.003)     1.000        0.52         0.46         0.53                 5
        2003                 1.000       0.007         (0.007)     1.000        0.65         0.46         0.64                 5
        2002                 1.000       0.012         (0.012)     1.000        1.25         0.47         1.24                 5
        2001                 1.000       0.001         (0.001)     1.000        1.38         0.46         1.38                 5
    INVESTMENT CLASS (5)
        2004 *               1.000       0.002         (0.002)     1.000        0.42         0.56         0.43           171,556
        2003                 1.000       0.006         (0.006)     1.000        0.55         0.56         0.56           163,909
        2002                 1.000       0.011         (0.011)     1.000        1.15         0.57         0.99           249,830
        2001                 1.000       0.033         (0.033)     1.000        3.39         0.56         2.67            56,834
        2000                 1.000       0.001         (0.001)     1.000        5.72         0.57         5.72                 5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                     SUPPLEMENTAL DATA
                                                                                         ------------------------------------------
PERIODS ENDED              NET ASSET              DISTRIBUTIONS  NET ASSET                                            NET ASSETS
DECEMBER 31, 2003,           VALUE       NET        FROM NET       VALUE                                  NET           END OF
2002, 2001, 2000, 1999     BEGINNING  INVESTMENT   INVESTMENT       END        TOTAL         NET      INVESTMENT        PERIOD
AND JUNE 30, 2004          OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN (A)    EXPENSES      INCOME      (000S OMITTED)
-----------------          ---------  ----------  -------------  ---------  -----------  -----------  -----------  ----------------

U.S. GOVERNMENT SERIES
    PREMIUM CLASS (4)
        2004 *              $1.000     $ 0.005      $  (0.005)    $1.000        0.99%        0.20%        0.99%       $  616,932
        2003                 1.000       0.010         (0.010)     1.000        1.05         0.20         1.07            19,583
        2002                 1.000       0.018         (0.018)     1.000        1.85         0.19         1.71            35,786
        2001                 1.000       0.040         (0.040)     1.000        4.07         0.21         2.68            11,385
        2000                 1.000       0.042         (0.042)     1.000        6.42         0.25         6.24                80
    RESERVE CLASS (7)
        2004 *               1.000       0.004         (0.004)     1.000        0.89         0.31         0.89            31,555
        2003                 1.000       0.009         (0.009)     1.000        0.95         0.30         0.95                 5
        2002                 1.000       0.017         (0.017)     1.000        1.75         0.29         1.65                 5
        2001                 1.000       0.001         (0.001)     1.000        2.07         0.31         2.07                 5
    INSTITUTIONAL
      CLASS (3)
        2004 *               1.000       0.004         (0.004)      1.00        0.75         0.46         0.73                 5
        2003                 1.000       0.008         (0.008)      1.00        0.80         0.45         0.80                 5
        2002                 1.000       0.015         (0.015)      1.00        1.60         0.44         1.56                 5
        2001                 1.000       0.038         (0.038)      1.00        3.81         0.46         3.93           135,056
        2000                 1.000       0.058         (0.058)      1.00        5.94         0.50         5.79           185,512
        1999                 1.000       0.025         (0.025)      1.00        4.87         0.58         4.82           130,687
    ADVISER CLASS (7)
        2004 *               1.000       0.004         (0.004)      1.00        0.75         0.46         0.74                 5
        2003                 1.000       0.008         (0.008)      1.00        0.80         0.45         0.80                 5
        2002                 1.000       0.015         (0.015)      1.00        1.60         0.44         1.51                 5
        2001                 1.000       0.001         (0.001)      1.00        1.92         0.46         1.92                 5
    INVESTMENT CLASS (5)
        2004 *               1.000       0.003         (0.003)      1.00        0.64         0.56         0.64           622,348
        2003                 1.000       0.007         (0.007)      1.00        0.70         0.55         0.69           475,302
        2002                 1.000       0.014         (0.014)      1.00        1.50         0.54         1.39           414,584
        2001                 1.000       0.037         (0.037)      1.00        3.71         0.56         3.01           332,839
        2000                 1.000       0.001         (0.001)      1.00        5.88         0.59         5.88                 5

MUNICIPAL SERIES
    PREMIUM CLASS (6)
        2004 *               1.000       0.004         (0.004)      1.00        0.77         0.20         0.82             4,744
        2003                 1.000       0.008         (0.008)      1.00        0.79         0.21         0.79                 5
        2002                 1.000       0.012         (0.012)      1.00        1.21         0.22         1.21                 5
        2001                 1.000       0.015         (0.015)      1.00        2.09         0.28         2.08                 5
    RESERVE CLASS (7)
        2004 *               1.000       0.003         (0.003)      1.00        0.66         0.30         0.67                 5
        2003                 1.000       0.007         (0.007)      1.00        0.69         0.31         0.69                 5
        2002                 1.000       0.011         (0.011)      1.00        1.11         0.32         1.10                 5
        2001                 1.000       0.001         (0.001)      1.00        1.29         0.38         1.29                 5
    INSTITUTIONAL
      CLASS (6)
        2004 *               1.000       0.003         (0.003)      1.00        0.50         0.45         0.51                 5
        2003                 1.000       0.005         (0.005)      1.00        0.54         0.46         0.54                 5
        2002                 1.000       0.010         (0.010)      1.00        0.96         0.47         0.95                 5
        2001                 1.000       0.013         (0.013)      1.00        1.84         0.53         1.86                 5
    ADVISER CLASS (7)
        2004 *               1.000       0.003         (0.003)      1.00        0.50         0.45         0.51                 5
        2003                 1.000       0.005         (0.005)      1.00        0.54         0.46         0.54                 5
        2002                 1.000       0.010         (0.010)      1.00        0.96         0.47         0.96                 5
        2001                 1.000       0.000 **      (0.000) **    1.00       1.14         0.53         1.14                 5
    INVESTMENT CLASS (6)
        2004 *               1.000       0.002         (0.002)      1.00        0.40         0.55         0.41           316,198
        2003                 1.000       0.004         (0.004)      1.00        0.44         0.56         0.43           249,014
        2002                 1.000       0.009         (0.009)      1.00        0.86         0.57         0.86            96,187
        2001                 1.000       0.012         (0.012)      1.00        1.74         0.63         1.71           124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.
(1)  Commenced Operations February 19, 1999.
(2)  Commenced Operations January 22, 1999.
(3)  Commenced Operations June 29, 1999.
(4)  Commenced Operations May 1, 2000.
(5)  Commenced Operations December 28, 2000.
(6)  Commenced Operations April 19, 2001.
(7)  Commenced Operations December 18, 2001.
(8)  Commenced Operations June 20, 2003.
  *  Unaudited.
 **  Rounds to less than 0.001 or (0.001).


    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Prime Series (the "Prime Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), and the Merrimac Municipal Series (the "Municipal Series"), collectively the "Funds", are separate diversified investment portfolios or series of the Trust. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Adviser Class, and the Investment Class.

       The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At June 30, 2004, the investment by the Cash Series, the Prime Series, the Treasury Series, the Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 77.33%, 99.99%, 99.99%, 11.61%, 99.99%, and 99.99%, respectively, of their corresponding portfolios.

       The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all of the Funds.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

       The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class, Adviser Class, and Investment Class, which pay an annual distribution fee of up to 0.10%, 0.25%, and 0.10%, respectively, of the value of the assets invested in each class.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Merrimac Master Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio, Government Portfolio, and the Prime Portfolio. M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio. ABN AMRO Asset Management (USA) LLC ("ABN AMRO") serves as sub-advisor to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See
       Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)   INVESTMENT TRANSACTIONS

       Investments in and withdrawals from the respective Portfolios during each Fund's 2004 operations were as follows:

                                               INVESTMENTS IN   WITHDRAWALS FROM
                                                  PORTFOLIO        PORTFOLIO
                                               ---------------  ----------------

         Cash Series.........................  $23,989,030,929  $21,671,410,859
         Prime Series........................      323,317,826       76,392,112
         Treasury Series.....................      272,171,785      279,547,414
         Treasury Plus Series................      489,111,362      478,080,664
         U.S. Government Series..............    2,176,646,154    1,404,249,786
         Municipal Series....................      367,358,013      296,559,361


(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the six months ended June 30, 2004 and the year (unless otherwise indicated) ended December 31, 2003:


                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------

CASH SERIES
  Premium Class
    2004......................  23,134,546,106  11,080,975  (20,842,335,096)      2,303,291,985
    2003......................  28,259,950,115  16,332,335  (29,385,980,318)     (1,109,697,868)

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------
  Reserve Class
    2004......................      52,981,026          23      (50,195,160)          2,785,889
    2003......................      53,156,511          55      (13,827,200)         39,329,366
  Institutional Class
    2004......................      52,626,575      64,402      (46,881,944)          5,809,033
    2003......................     103,709,560      94,568     (102,820,084)            984,044
  Adviser Class
    2004......................              --          19               --                  19
    2003......................              --          47               --                  47
  Investment Class
    2004......................     737,731,803          --     (710,681,312)         27,050,491
    2003......................   1,571,036,079          --   (1,618,418,463)        (47,382,384)
PRIME SERIES(1)
  Premium Class
    2004......................     323,312,500       5,326      (75,466,999)        247,850,827
    2003......................     200,005,675          --               --         200,005,675
  Reserve Class
    2004......................              --          --               --                  --
    2003......................           5,000          --               --               5,000
  Institutional Class
    2004......................              --          --               --                  --
    2003......................           5,002          --               --               5,002
  Adviser Class
    2004......................              --          --               --                  --
    2003......................           5,000          --               --               5,000
  Investment Class
    2004......................              --          --               --                  --
    2003......................           5,000          --               --               5,000
TREASURY SERIES
  Premium Class
    2004......................      57,817,757          --      (63,796,089)         (5,978,332)
    2003......................     214,716,114          --     (221,540,153)         (6,824,039)
  Reserve Class
    2004......................              --          16               --                  16
    2003......................              --          41               --                  41
  Institutional Class
    2004......................      10,600,287          --       (9,908,865)            691,422
    2003......................      26,384,503          --      (41,161,747)        (14,777,244)
  Adviser Class
    2004......................              --          12               --                  12
    2003......................              --          33               --                  33
  Investment Class
    2004......................     203,753,713          --     (204,673,149)           (919,436)
    2003......................     432,101,292          --     (470,931,117)        (38,829,825)
TREASURY PLUS SERIES
  Premium Class
    2004......................      77,485,853          --      (73,083,210)          4,402,643
    2003......................     339,310,648          --     (350,035,029)        (10,724,381)
  Reserve Class
    2004......................              --          17               --                  17
    2003......................              --          42               --                  42
  Institutional Class
    2004......................      19,946,090         872      (19,873,983)             72,979
    2003......................      32,249,978       1,432      (32,584,770)           (333,360)
  Adviser Class
    2004......................              --          13               --                  13
    2003......................              --          34               --                  34
  Investment Class
    2004......................     391,678,517          --     (384,031,018)          7,647,499
    2003......................   1,016,036,954          --   (1,101,957,846)        (85,920,892)

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------

U.S. GOVERNMENT SERIES
  Premium Class
    2004......................   1,225,290,871      60,216     (627,958,992)        597,392,095
    2003......................     819,530,069      58,992     (835,791,839)        (16,202,778)
  Reserve Class
    2004......................      36,560,843          23       (5,008,697)         31,552,169
    2003......................              --          50               --                  50
  Institutional Class
    2004......................              --          --               --                  --
    2003......................              --          --               --                  --
  Adviser Class
    2004......................              --          19               --                  19
    2003......................              --          42               --                  42
  Investment Class
    2004......................     914,734,182          --     (767,647,384)        147,086,798
    2003......................   1,499,749,084          --   (1,439,026,367)         60,722,717
MUNICIPAL SERIES
  Premium Class
    2004......................       4,738,938          19               --           4,738,957
    2003......................              --          42               --                  42
  Reserve Class
    2004......................              --          17               --                  17
    2003......................              --          36               --                  36
  Institutional Class
    2004......................              --          13               --                  13
    2003......................              --          29               --                  29
  Adviser Class
    2004......................              --          13               --                  13
    2003......................              --          28               --                  28
  Investment Class
    2004......................     362,619,013          --     (295,434,881)         67,184,132
    2003......................     416,318,685          --     (263,492,370)        152,826,315


------------------------



(1)  Commenced Operations June 20, 2003.


       At June 30, 2004, Investors Bank, as agent for its clients, was the record holder of 13.84% of the Cash Series, 85.28% of the Treasury Series, 68.01% of the Treasury Plus Series, 51.46% of the Government Series, and 99.99% of the Municipal Series shares outstanding, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 14.70% of the Treasury Series and 31.99% of the Treasury Plus Series shares outstanding, respectively. Affiliates of Lincoln, as agents for their clients, were the record holders of 9.21% of the Cash Series, 52.39% of the Prime Series and 40.89% if the Government Series shares outstanding.

(7)   SUBSEQUENT EVENT

       Subsequent to June 30, 2004, the Trustees of Merrimac Series authorized changes to the class structure of the Trust. Effective on August 1, 2004, the Adviser Class will be renamed the Nottingham Class and the Distribution Plan related to the class (See Note 3) will be eliminated.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 23.5%
Amstel Funding Corporation.........................              1.10%       07/23/04       $       60,000,000   $     59,960,033
                         ..........................              1.07        09/20/04               30,000,000         29,928,450
                         ..........................              1.18        09/22/04               50,000,000         49,865,124
Bank of America Corporation........................              1.21        08/12/04               75,000,000         74,894,128
Barton Capital Corporation.........................              1.06        07/01/04               60,051,000         60,051,000
Beta Finance, Inc..................................              1.34        08/12/04               55,000,000         54,914,016
Blue Ridge Asset Funding Corporation...............              1.08        07/02/04               50,000,000         49,998,500
BMW US Capital LLC.................................              1.30        07/26/04                7,700,000          7,693,048
Caisse Nationale Des Caisses D' Epangne............              1.72        05/04/05               25,000,000         24,639,702
Caterpillar Finance Services Corporation...........              1.29        07/12/04               35,000,000         34,986,312
Citigroup Global Markets Holdings..................              1.05        07/01/04               50,000,000         50,000,000
CRC Funding LLC....................................              1.20        07/27/04               28,500,000         28,475,300
Credit Lyonnais NA.................................              1.26        10/19/04               25,000,000         24,904,514
                 ..................................              1.25        12/22/04               30,000,000         29,820,200
Danske Corporation.................................              1.15        10/08/04               46,000,000         45,855,792
Delaware Funding...................................              1.21        07/19/04               56,311,000         56,276,932
Den Norske Bank ASA................................         1.28-1.29        09/03/04               50,000,000         49,886,664
                    ...............................              1.23        09/10/04               35,000,000         34,916,132
Depfa Bank PLC.....................................              1.06        07/01/04               25,000,000         25,000,000
               ....................................              1.06        07/07/04               40,000,000         39,992,932
               ....................................              1.10        07/29/04               73,300,000         73,237,856
               ....................................              1.11        08/10/04               25,000,000         24,969,444
               ....................................              1.22        10/27/04               25,000,000         24,900,848
Edison Asset Securitization........................              1.31        11/01/04               57,699,000         57,442,720
Eiffel Funding LLC.................................              1.11        08/02/04               10,000,000          9,990,133
                 ..................................              1.21        08/03/04               51,000,000         50,943,432
                 ..................................              1.11        08/05/04               25,000,000         24,973,020
                 ..................................              1.17        08/11/04               25,000,000         24,966,688
                 ..................................              1.19        08/16/04               20,000,000         19,969,588
General Electric Capital Corporation...............              1.25        08/25/04               60,000,000         59,885,416
HBOS Treasury Services PLC.........................              1.18        08/06/04               17,700,000         17,679,114
Ivory Funding Corporation..........................              1.07        07/06/04               12,037,000         12,035,211
                       ............................              1.22        08/18/04               40,127,000         40,061,728
JP Morgan Chase Bank...............................              1.08        07/01/04               33,500,000         33,500,000
K2 (USA) LLC.......................................              1.07        07/20/04               30,000,000         29,983,058
             ......................................              1.32        11/15/04               15,000,000         14,925,221
Nationwide Building Society........................              1.11        07/07/04               10,000,000          9,998,167
                        ...........................              1.07        07/16/04               13,485,000         13,478,988
Preferred Receivables Funding Corporation..........              1.30        07/26/04               35,000,000         34,968,404
Sheffield Receivables Corporation..................              1.10        07/08/04               50,000,000         49,989,304
Societe Generale Corporation NA....................              1.11        09/01/04               62,965,000         62,845,716
Thunder Bay Funding LLC............................              1.18        07/02/04               15,000,000         14,999,508
                       ............................              1.50        09/22/04               24,095,000         24,012,228
UBS Finance........................................              1.25        12/20/04               50,000,000         49,703,776
Yorktown Capital LLC...............................              1.30        07/30/04               41,777,000         41,733,252
                                                                                                                 ----------------
                                                                                                                    1,653,251,599
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 32.9%
American Express Credit Corporation................              1.20        07/05/04              150,000,000        150,000,000
American Honda Finance Corporation.................              1.30        08/11/04               25,000,000         25,025,188
                                 ..................              1.47        09/07/04               49,500,000         49,556,736
Bank of America Corporation........................              1.05        07/01/04              100,000,000        100,000,000
Barclays Bank PLC NY...............................              1.05        07/01/04               72,500,000         72,495,624
Bayerische Landesbank Girozentrale NY..............         1.28-1.33        07/01/04              120,000,000        120,024,910
Bear Stearns Companies, Inc........................              1.57        07/01/04               15,000,000         15,000,000
Bear Strearns - EMC Mortgage Corporation...........              1.65        07/01/04              175,000,000        175,000,000
Beta Finance, Inc..................................              1.06        07/01/04               50,000,000         50,000,000


    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* (CONTINUED)
Canadian Imperial Bank of Commerce NY..............              1.08%       07/01/04       $       50,000,000   $     50,001,084
Caterpillar Finance Services Corporation...........              1.44        07/30/04               31,630,000         31,688,840
                                   ................              1.27        08/03/04               50,000,000         50,043,532
                                   ................              1.46        09/01/04               10,000,000         10,000,000
                                   ................              1.55        09/10/04               25,000,000         25,009,216
Credit Suisse First Boston USA, Inc................              1.48        08/09/04               25,000,000         25,049,626
General Electric Capital Corporation...............              1.57        07/01/04              100,000,000        100,117,464
Goldman Sachs Group, Inc., Promissory Note+........         1.32-1.33        07/01/04              148,000,000        148,000,000
Household Finance Corporation......................              1.49        09/16/04               19,000,000         19,137,418
HSBC USA, Inc......................................              1.53        09/24/04               30,000,000         30,012,222
K2 (USA) LLC.......................................         1.06-1.40        07/01/04              125,041,388        125,037,268
Links Securities LLC...............................         1.07-1.09        07/01/04              225,000,000        224,997,808
Merrill Lynch & Co., Inc...........................              1.07        07/01/04               50,000,000         50,000,000
Morgan Stanley, Dean Witter & Co...................              1.23        07/01/04              125,000,000        125,000,000
                               ....................              1.36        07/15/04               10,000,000         10,000,000
                               ....................              1.33        07/27/04               75,000,000         75,000,000
Natexis Banque Populair............................              1.57        07/01/04              100,000,000         99,988,976
National City Bank of Indiana......................         1.07-1.23        07/01/04               70,000,000         70,005,348
                          .........................              1.23        07/19/04               50,000,000         50,001,380
Nationwide Building Society........................              1.59        09/28/04               70,000,000         69,992,472
Royal Bank of Canada...............................              1.16        07/12/04               14,000,000         14,000,000
Sigma Finance Corporation..........................              1.17        08/24/04              100,000,000        100,000,000
Toyota Motor Credit Corporation....................              1.27        07/01/04                9,000,000          9,003,143
Westpac Banking Corporation........................              1.41        09/13/04               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                    2,319,188,255
                                                                                                                 ----------------
CORPORATE DEBT - 3.7%
Associates Corporation of North America............              1.26        10/15/04                6,750,000          6,885,972
                                    ...............              1.39        02/15/05                9,079,000          9,435,277
Bayerische Landesbank Girozentrale NY..............         1.12-1.44        07/20/04               20,000,000         20,038,454
Chase Manhattan Corporation........................              1.38        12/01/04               12,080,000         12,348,235
Citigroup Commercial Credit........................              1.41        03/01/05                6,100,000          6,355,426
Credit Suisse First Boston USA, Inc................              1.36        03/01/05               10,000,000         10,441,315
Deutsche Bank NY...................................              1.50        03/08/05               50,000,000         50,000,000
General Electric Capital Corporation...............              1.47        02/01/05               10,000,000         10,334,465
Household Finance Corporation......................              1.51        05/09/05               25,172,000         26,555,646
Merrill Lynch & Co., Inc...........................              1.45        03/08/05               10,000,000         10,211,212
Sigma Finance Corporation..........................              1.45        03/08/05               50,000,000         49,999,904
Wells Fargo & Company..............................         0.98-1.36        07/15/04               43,610,000         43,699,412
                                                                                                                 ----------------
                                                                                                                      256,305,318
                                                                                                                 ----------------
PROMISSORY NOTES - 0.6%
Goldman Sachs Group, Inc.+.........................              1.19        09/08/04               25,000,000         25,000,000
                        +..........................              1.50        01/24/05               20,000,000         20,000,000
                                                                                                                 ----------------
                                                                                                                       45,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 7.4%
Federal Home Loan Bank.............................              1.17        10/15/04               24,170,000         24,087,446
                      .............................              1.33        11/09/04               25,000,000         24,880,826
                      .............................              1.40        03/23/05               50,000,000         50,000,000
                      .............................              1.62        04/15/05                5,000,000          5,117,352
                      .............................              1.30        04/19/05              100,000,000        100,000,000
Federal National Mortgage Association..............              1.17        07/01/04               35,000,000         35,000,000
                                  .................              1.10        08/02/04               21,165,000         21,144,406
                                  .................              1.15        08/15/04               15,000,000         15,098,490
                                  .................         1.34-1.39        09/15/04               45,363,000         45,561,812
                                  .................              1.38        02/14/05               25,000,000         25,000,000


    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS (CONTINUED)
                                  .................              1.38%       02/18/05       $       45,000,000   $     45,000,000
                                  .................              1.36        03/04/05               23,000,000         22,999,690
                                  .................              1.37        05/03/05               35,000,000         34,997,260
                                  .................              1.65        05/16/05               35,000,000         35,000,000
                                  .................              1.66        05/20/05               12,000,000         12,028,505
                                  .................              1.85        06/03/05               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                      520,915,787
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 2.1%
Federal National Mortgage Association..............              1.22        02/14/05              150,000,000        150,000,000
                                                                                                                 ----------------
SUPRANATIONAL BANK OBLIGATIONS - 0.2%
Inter-American Development Bank....................              1.12        09/27/04               16,000,000         16,105,561
                                                                                                                 ----------------
TREASURY OBLIGATIONS - 0.7%
U.S. Treasury Bill.................................              1.34        11/12/04               50,000,000         49,756,196
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 6.8%
ABN AMRO Bank NY...................................              1.40        10/21/04               50,000,000         50,000,000
Canadian Imperial Bank of Commerce NY..............              1.39        11/22/04               47,498,126         47,498,126
                                     ..............              1.41        03/03/05               25,000,000         24,983,657
Citibank NY........................................              1.49        09/24/04               65,000,000         65,000,000
Credit Agricole Indosuez...........................              1.51        09/30/04               35,000,000         34,966,060
                     ..............................              1.50        05/04/05               50,000,000         50,000,000
First Tennesee Bank NA.............................         1.20-1.21        08/05/04               75,000,000         74,991,472
HSBC USA, Inc......................................              1.56        04/22/05               20,000,000         20,000,000
Natexis Banque Populair............................              1.31        02/22/05               60,000,000         60,001,948
                     ..............................              1.27        03/07/05               50,000,000         49,996,585
                                                                                                                 ----------------
                                                                                                                      477,437,848
                                                                                                                 ----------------
TIME DEPOSITS - 9.3%
ABN AMRO Bank......................................              1.28        07/01/04              150,000,000        150,000,000
Chase Manhattan Bank...............................              1.44        07/01/04              125,000,000        125,000,000
SouthTrust Bank....................................              1.38        07/01/04              100,000,000        100,000,000
US Bank NA.........................................              1.28        07/01/04              155,000,000        155,000,000
Wells Fargo Bank...................................              1.50        07/01/04              125,000,000        125,000,000
                                                                                                                 ----------------
                                                                                                                      655,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 4.3%
BMW Owners Trust 2004-A A1.........................              1.18        09/10/04               83,735,240         83,735,240
Chase Manhattan Auto Owner Trust 2004-A A1.........              1.08        07/12/04               30,588,810         30,588,810
CIT Equipment Collateral Trust 2004-VT1 A1.........              1.12        08/04/04               38,384,466         38,384,466
CNH Equipment Trust 2003-B A1......................              1.23        09/13/04               23,576,441         23,576,441
Daimler Chrysler Auto Trust 2004-A A1..............              1.07        10/01/04               18,354,228         18,354,228
General Electric Commercial Equipment Financing
  LLC 2003-1 A1....................................              1.06        07/20/04                  284,548            284,548
John Deere Owner Trust 2004-A A1...................         1.14-1.35        09/14/04               48,932,656         48,930,656
Residential Mortgage Acceptance Corporation
  2004-NS2A A1.....................................              1.35        08/12/04               37,500,000         37,500,000
USAA Auto Owner Trust 2004-1 A1....................              1.08        11/29/04               23,421,418         23,421,418
                                                                                                                 ----------------
                                                                                                                      304,775,807
                                                                                                                 ----------------
REPURCHASE AGREEMENTS - 8.2%
Credit Suisse First Boston Putable Repurchase
Agreement, with a final maturity date of 03/14/05,
interest receivable at June 30, 2004 of $426,067,
collateralized by U.S. Treasury Obligations with
rates ranging from 0.00% to 8.125% and maturities
ranging from 05/15/06 to 08/15/21, with an
aggregate market value of $142,801,102.............              1.32        07/07/04              140,000,000        140,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Credit Suisse First Boston Putable Repurchase
Agreement, with a final maturity date of 05/02/05,
interest receivable at June 30, 2004 of $559,708,
collateralized by U.S. Government Agency and U.S.
Treasury Obligations with rates of 0.00% and
maturities ranging from 08/15/11 to 02/15/26, with
an aggregate market value of $102,000,245..........              1.52%       07/07/04       $      100,000,000   $    100,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 05/24/05, interest
receivable at June 30, 2004 of $300,569,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 5.50%
and maturities ranging from 12/17/04 to 07/24/18,
with an aggregate market value of $96,900,940......              1.68        07/07/04               95,000,000         95,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 06/03/05, interest
receivable at June 30, 2004 of $550,525,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 5.50%
and maturities ranging from 12/17/04 to 07/24/18,
with an aggregate market value of $193,801,880.....              1.83        07/07/04              190,000,000        190,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 07/06/05, interest
receivable at June 30, 2004 of $79,806,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 5.50%
and maturities ranging from 12/17/04 to 07/24/18,
with an aggregate market value of $51,000,495......              2.21        07/07/04               50,000,000         50,000,000

Morgan Stanley Repurchase Agreement, dated
06/30/04, with a maturity value of $2,500,104,
collateralized by U.S. Government Agency
Obligations with rates ranging from 6.00% to 7.00%
and maturities ranging from 11/01/08 to 06/01/31,
with an aggregate market value of $2,550,000.......              1.50        07/01/04                2,500,000          2,500,000
                                                                                                                 ----------------
                                                                                                                      577,500,000
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------

MUTUAL FUNDS - 0.1%
Federated Prime Obligations Fund...................                                                  3,497,391          3,497,391
One Group Institutional Prime Money Market Fund....                                                    267,906            267,906
                                                                                                                 ----------------
                                                                                                                        3,765,297
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                                                                        7,029,001,668

Other assets and liabilities, net - 0.2%                                                                               12,372,485
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  7,041,374,153
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:


* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 36.1%
Amstel Funding Corporation.........................              1.13%       07/15/04       $        1,115,000   $      1,114,511
                         ..........................              1.33        09/22/04                4,000,000          3,987,827
Amsterdam Funding Corporation......................              1.06        07/01/04                6,500,000          6,500,000
Atlantic Asset Securitization Corporation..........              1.05        07/01/04                8,347,000          8,347,000
                                    ...............              1.37        07/15/04                5,000,000          4,997,336
Beta Finance, Inc..................................              1.30        09/01/04                6,000,000          5,986,567
Blue Ridge Asset Funding Corporation...............              1.35        07/12/04               10,000,000          9,995,875
Depfa Bank PLC.....................................              1.08        07/13/04                6,000,000          5,997,850
Edison Asset Securitization........................              1.41        10/04/04               15,000,000         14,944,583
Eiffel Funding LLC.................................              1.35        07/28/04               10,000,000          9,989,875
HBOS Treasury Services PLC.........................              1.14        07/16/04                5,300,000          5,297,482
                         ..........................              1.30        09/07/04                6,300,000          6,284,530
JP Morgan Chase Bank...............................              1.08        07/01/04               11,500,000         11,500,000
                    ...............................              1.05        07/29/04                  500,000            499,591
                    ...............................              1.06        08/02/04                  784,000            783,261
                    ...............................              1.61        10/07/04                1,287,000          1,281,394
Kittyhawk Funding..................................              1.50        07/01/04               12,500,000         12,500,000
Nationwide Building Society........................              1.09        09/07/04                3,500,000          3,492,860
Old Line Funding Corporation.......................              1.34        07/15/04               10,000,000          9,994,789
Sheffield Receivables Corporation..................              1.05        07/01/04                7,500,000          7,500,000
                             ......................              1.11        07/09/04                2,600,000          2,599,359
Sigma Finance Corporation..........................              1.40        10/06/04                2,500,000          2,490,637
Thunder Bay Funding LLC............................              1.18        07/02/04               10,000,000          9,999,672
UBS Finance........................................              1.30        09/07/04                5,700,000          5,686,003
Yorktown Capital LLC...............................              1.30        07/23/04               10,000,000          9,992,056
                                                                                                                 ----------------
                                                                                                                      161,763,058
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 30.0%
American Express Credit Corporation................              1.37        07/16/04               15,000,000         15,011,413
Barclays Bank PLC NY...............................              1.05        07/01/04                2,500,000          2,499,849
                    ...............................              1.09        07/08/04                2,200,000          2,199,366
                    ...............................              1.23        07/27/04               10,000,000          9,997,010
Credit Agricole Indosuez...........................              1.20        07/01/04                1,000,000            999,914
Credit Suisse First Boston USA, Inc................              1.41        09/07/04                1,100,000          1,100,374
General Electric Capital Corporation...............              1.43        07/01/04               10,000,000         10,017,541
                                ...................              1.25        07/09/04                2,000,000          2,003,376
Goldman Sachs Group, Inc...........................              1.59        07/01/04                5,000,000          5,000,596
Merrill Lynch & Co., Inc...........................         1.05-1.58        07/01/04               13,500,000         13,503,951
Morgan Stanley Dean Witter & Co....................              1.42        09/13/04                6,000,000          6,009,712
Natexis Banque Populair NY.........................              1.27        08/27/04                1,000,000          1,000,020
National City Bank of Indiana......................              1.30        07/30/04                5,000,000          4,999,915
Nationwide Building Society........................              1.59        09/28/04                2,500,000          2,499,731
Royal Bank of Canada...............................              1.16        07/12/04                1,000,000          1,000,000
Royal Bank of Scotland NY..........................              1.21        07/19/04               15,000,000         14,995,352
Sigma Finance Corporation..........................              1.27        07/01/04                5,002,960          5,002,961
                        ...........................              1.08        07/12/04                7,500,000          7,499,538
Svenska Handelsbanken NY...........................              1.16        07/13/04                5,000,000          4,999,713
Toyota Motor Credit Corporation....................              1.27        07/01/04                6,000,000          6,002,095
UBS Paine Webber Group, Inc........................              1.43        09/13/04                4,750,000          4,759,858
US Bank NA.........................................              1.39        07/06/04               13,550,000         13,563,556
                                                                                                                 ----------------
                                                                                                                      134,665,841
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 3.0%
Federal Home Loan Bank.............................              1.44        10/15/04                1,500,000          1,509,400
                      .............................              1.40        03/23/05               10,000,000         10,000,000
                      .............................              1.62        04/15/05                2,000,000          2,046,941
                                                                                                                 ----------------
                                                                                                                       13,556,341
                                                                                                                 ----------------


    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 4.4%
Federal Farm Credit Bank...........................              1.16%       10/14/04       $        2,000,000   $      1,999,746
Federal National Mortgage Association..............              1.05        07/01/04               15,000,000         14,998,606
                                  .................              1.19        02/14/05                2,500,000          2,500,000
                                                                                                                 ----------------
                                                                                                                       19,498,352
                                                                                                                 ----------------
SUPRANATIONAL BANK OBLIGATIONS - 2.7%
Inter-American Development Bank....................              1.12        09/27/04                  425,000            427,804
                              .....................              1.28        10/20/04                5,000,000          5,078,520
International Bank of Reconstruction &
  Development......................................              1.37        10/22/04                2,500,000          2,516,296
                                               ....              1.34        01/27/05                3,750,000          3,870,316
                                                                                                                 ----------------
                                                                                                                       11,892,936
                                                                                                                 ----------------
CORPORATE DEBT - 2.2%
Aristar, Inc. (Citigroup)..........................              1.42        09/01/04                1,000,000          1,009,927
Associates Corporation of North America............              1.26        10/15/04                3,250,000          3,315,520
Bayerische Landesbank Girozentrale NY..............              1.23        07/20/04                3,000,000          3,005,832
General Electric Capital Corporation...............              1.87        01/28/05                2,516,000          2,550,096
                                                                                                                 ----------------
                                                                                                                        9,881,375
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 4.9%
BMW Owners Trust 2004-A A1.........................              1.18        09/10/04                2,930,733          2,930,733
John Deere Owner Trust 2004-A A1...................              1.14        09/14/04                3,937,293          3,937,293
Residential Mortgage Acceptance Corporation
  2004-NS2A A1.....................................              1.35        08/12/04               12,500,000         12,500,000
USAA Auto Owner Trust 2004-1 A1....................              1.08        11/29/04                2,602,380          2,602,380
                                                                                                                 ----------------
                                                                                                                       21,970,406
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 0.6%
Canadian Imperial Bank of Commerce NY..............              1.39        11/22/04                2,499,900          2,499,900
                                                                                                                 ----------------
REPURCHASE AGREEMENTS - 14.8%
Credit Suisse First Boston Putable Repurchase
Agreement, with a final maturity date of 03/14/05,
interest receivable at June 30, 2004 of $48,767,
collateralized by a U.S. Treasury Obligation with a
rate of 8.125% and a maturity of 08/15/21, with an
aggregate market value of $10,201,884..............              1.32        07/07/04               10,000,000         10,000,000

Credit Suisse First Boston Putable Repurchase
Agreement, with a final maturity date of 05/02/05,
interest receivable at June 30, 2004 of $34,929,
collateralized by a U.S. Government Agency
Obligation with a rate of 0.00% and a maturity of
09/08/23, with an aggregate market value of
$10,200,078........................................              1.52        07/07/04               10,000,000         10,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 05/24/05, interest
receivable at June 30, 2004 of $15,819,
collateralized by a U.S. Government Agency
Obligation with a rate of 5.50% and a maturity of
01/15/26, with an aggregate market value of
$5,100,000.........................................              1.68        07/07/04                5,000,000          5,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 06/03/05, interest
receivable at June 30, 2004 of $28,975,
collateralized by a U.S. Government Agency
Obligation with a rate of 5.50% and a maturity of
01/15/26, with an aggregate market value of
$10,200,000........................................              1.83        07/07/04               10,000,000         10,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 07/06/05, interest
receivable at June 30, 2004 of $42,358,
collateralized by a U.S. Government Agency
Obligation with a rate of 5.50% and a maturity of
01/15/26, with an aggregate market value of
$30,600,000........................................              2.21        07/07/04               30,000,000         30,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley Repurchase Agreement, dated
06/30/04, with a maturity value of $1,500,063,
collateralized by a U.S. Government Agency
Obligation with a rate of 2.00% and a maturity of
02/23/06, with an aggregate market value of
$1,534,657.........................................              1.50%       07/01/04       $        1,500,000   $      1,500,000
                                                                                                                 ----------------
                                                                                                                       66,500,000
                                                                                                                 ----------------


                                                                                                  SHARES
                                                                                            ------------------

MUTUAL FUNDS - 1.1%
Federated Prime Obligations Fund...................                                                  5,006,454          5,006,454
One Group Institutional Prime Money Market Fund....                                                     45,899             45,899
                                                                                                                 ----------------
                                                                                                                        5,052,353
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                                                                          447,280,562

Other assets and liabilities, net - 0.2%                                                                                1,013,350
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $    448,293,912
                                                                                                                 ================

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE         VALUE

-----------------------------------------------------------------------------------
TREASURY OBLIGATIONS
U.S. Treasury Bills - 98.1%
               ...............  0.91 - 0.92%   07/01/04  $ 50,000,000  $ 49,996,209
               ...............   0.86 - 0.94   07/08/04    35,000,000    34,993,933
               ...............      0.89       07/15/04    20,000,000    19,993,194
               ...............   0.98 - 1.05   08/12/04    55,000,000    54,936,737
               ...............   1.02 - 1.03   08/19/04    35,000,000    34,952,055
               ...............      1.01       08/26/04    15,000,000    14,976,853
               ...............   1.02 - 1.16   09/02/04    35,000,000    34,932,458
               ...............      0.99       09/09/04    20,000,000    19,962,084
               ...............   0.99 - 1.06   09/23/04    25,000,000    24,941,708
                                                                       ------------
                                                                        289,685,231
                                                                       ------------

                                                            SHARES
                                                         ------------
MUTUAL FUNDS - 1.9%
Dreyfus Treasury Prime Cash
  Fund........................                              4,975,881     4,975,881
Nations Treasury Reserves
  Money Market Fund...........                                789,249       789,249
                                                                       ------------
                                                                          5,765,130
                                                                       ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                           295,450,361

Other assets and liabilities, net - (0.0%)                                  (46,345)
                                                                       ------------

NET ASSETS - 100.0%                                                    $295,404,016
                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR
                                 MATURITY   MATURITY     VALUE          VALUE


----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%
Bear Stearns Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$300,011,667, collateralized
by U.S. Government Agency and
U.S. Treasury Obligations with
rates ranging from 0.00% to
6.00% and maturities ranging
from 07/09/04 to 10/28/22,
with an aggregate market value
of $306,002,511...............    1.40%     07/01/04  $300,000,000  $  300,000,000

Bear Stearns Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$47,000,979, collateralized by
U.S. Treasury Obligations with
rates ranging from 6.625% to
6.75% and maturities ranging
from 05/15/05 to 05/15/07,
with an aggregate market value
of $47,955,267................     0.75     07/01/04    47,000,000      47,000,000

Credit Suisse First Boston
Repurchase Agreement, dated
06/30/04, with a maturity
value of $200,006,944,
collateralized by U.S.
Treasury Obligations with
rates ranging from 3.875% to
4.00% and maturities ranging
from 11/15/12 to 02/15/13,
with an aggregate market value
of $204,002,045...............     1.25     07/01/04   200,000,000     200,000,000

Deutsche Bank Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$75,002,708, collateralized by
U.S. Treasury Obligations with
rates of 0.00% and maturities
ranging from 11/15/07 to
08/15/19, with an aggregate
market value of
$76,500,000...................     1.30     07/01/04    75,000,000      75,000,000

First Union Bank Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$325,011,194, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 7.50% and maturities
ranging from 10/31/04 to
11/15/16, with an aggregate
market value of
$331,500,146..................     1.24     07/01/04   325,000,000     325,000,000

JP Morgan Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$200,004,167, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 4.00% and maturities
ranging from 07/01/04 to
06/15/09, with an aggregate
market value of
$204,004,025..................     0.75     07/01/04   200,000,000     200,000,000

JP Morgan Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$325,423,949, collateralized
by U.S. Treasury Obligations
with rates of 0.00% and
maturities ranging from
11/04/04 to 12/09/04, with an
aggregate market value of
$331,920,922..................     1.30     07/01/04   325,412,198     325,412,198

Lehman Brothers Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$100,003,750, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 4.375% to 4.50% and
maturities ranging from
01/15/13 to 03/15/13, with an
aggregate market value of
$101,976,075..................     1.35     07/01/04   100,000,000     100,000,000

Merrill Lynch Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$305,010,590, collateralized
by U.S. Treasury Obligations
with rates ranging from 8.00%
to 8.125% and maturities
ranging from 05/15/21 to
11/15/21, with an aggregate
market value of
$311,100,809..................     1.25     07/01/04   305,000,000     305,000,000

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR
                                 MATURITY   MATURITY     VALUE          VALUE

----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)

Morgan Stanley Repurchase
Agreement, dated 06/30/04,
with a maturity value of
$300,010,417, collateralized
by U.S. Treasury Obligations
with rates ranging from 7.125%
to 7.625% and maturities
ranging from 11/15/22 to
02/16/23, with an aggregate
market value of
$308,000,400..................    1.25%     07/01/04  $300,000,000  $  300,000,000
                                                                    --------------
                                                                     2,177,412,198
                                                                    --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                        2,177,412,198

Other assets and liabilities, net - (0.0%)                                (211,080)
                                                                    --------------

NET ASSETS - 100.0%                                                 $2,177,201,118
                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        YIELD TO                                 PAR
                                                        MATURITY           MATURITY             VALUE                VALUE

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 44.4%
Federal Farm Credit Bank.........................        1.40%             01/28/05       $       10,000,000   $        9,917,943
                       ..........................         1.14             02/15/05                4,083,000            4,053,392
Federal Home Loan Bank...........................     0.99 - 1.00          07/07/04              100,000,000           99,983,456
                      ...........................         1.25             07/16/04               20,000,000           19,989,584
                      ...........................         1.25             07/21/04               50,000,000           49,965,276
                      ...........................         1.10             08/06/04               17,400,000           17,380,860
                      ...........................         1.26             12/16/04                7,000,000            6,997,952
                      ...........................         1.40             03/23/05               40,000,000           40,000,000
                      ...........................         1.31             04/22/05               25,000,000           25,000,000
Federal National Mortgage Association............     1.01 - 1.16          07/01/04               45,905,000           45,905,644
                                  ...............         1.01             07/07/04               10,700,000           10,698,199
                                  ...............         1.01             07/14/04               12,400,000           12,395,478
                                  ...............         1.19             08/20/04                7,210,000            7,198,084
                                  ...............         1.32             09/13/04                5,000,000            4,986,432
                                  ...............         1.29             09/15/04                2,000,000            2,009,072
                                  ...............     1.07 - 1.38          09/17/04               12,495,579           12,495,579
                                  +..............         1.49             09/29/04               25,000,000           24,907,500
                                   ..............         1.29             11/12/04                5,000,000            4,975,992
                                   ..............     1.11 - 1.15          12/06/04               25,000,000           24,877,332
                                   ..............     1.14 - 1.46          02/04/05               65,350,415           65,350,415
                                   ..............         1.38             02/14/05                5,000,000            5,000,000
                                   ..............         1.38             02/18/05                2,550,000            2,550,000
                                   ..............         1.34             03/04/05                2,000,000            1,999,973
                                   ..............         1.36             05/03/05               15,000,000           14,998,826
                                   ..............         1.93             05/20/05               10,000,000           10,023,754
                                   ..............         1.85             06/03/05               42,000,000           42,000,000
                                                                                                               ------------------
                                                                                                                      565,660,743
                                                                                                               ------------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 31.7%
Federal Farm Credit Bank.........................         1.01             07/01/04               25,000,000           24,997,688
                       ..........................         1.24             07/29/04                3,500,000            3,499,409
Federal Home Loan Bank...........................     1.02 - 1.03          07/01/04               18,000,000           17,999,998
                      ...........................         0.97             07/06/04               35,000,000           34,999,792
                      ...........................         1.22             07/25/04                4,145,000            4,144,657
                      ...........................         1.44             09/15/04               10,000,000           10,000,308
                      ...........................         1.51             09/30/04               25,000,000           24,999,152
Federal National Mortgage Association............     1.00 - 1.16          07/01/04              172,500,000          172,482,681
                                  ...............         1.02             07/07/04               12,500,000           12,497,727
                                  ...............         1.24             07/28/04               50,000,000           49,998,544
                                  ...............         1.22             02/14/05               47,500,000           47,500,000
                                                                                                               ------------------
                                                                                                                      403,119,956
                                                                                                               ------------------
SUPRANATIONAL BANK OBLIGATIONS - 0.4%
Inter-American Development Bank..................         1.32             10/20/04                5,000,000            5,078,520
                                                                                                               ------------------
REPURCHASE AGREEMENTS - 25.2%
Credit Suisse First Boston Putable Repurchase
Agreement, with a final maturity date of
03/14/05, interest receivable at June 30, 2004 of
$73,150, collateralized by a U.S. Government
Agency Obligation with a rate of 0.00% and a
maturity of 09/29/04, with an aggregate market
value of $15,303,168.............................         1.32             07/07/04               15,000,000           15,000,000

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        YIELD TO                                 PAR
                                                        MATURITY           MATURITY             VALUE                VALUE

---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Credit Suisse First Boston Putable Repurchase
Agreement, with a final maturity date of
05/02/05, interest receivable at June 30, 2004 of
$139,717, collateralized by a U.S. Government
Agency Obligation with a rate of 0.00% and a
maturity of 09/29/04, with an aggregate market
value of $40,803,466.............................        1.52%             07/07/04       $       40,000,000   $       40,000,000

Deutsche Bank Putable Repurchase Agreement, with
a final maturity date of 06/03/05, interest
receivable at June 30, 2004 of $144,875,
collateralized by a U.S. Government Agency
Obligation with a rate of 0.00% and a maturity of
04/16/18, with an aggregate market value of
$51,002,170......................................         1.83             07/07/04               50,000,000           50,000,000

Deutsche Bank Putable Repurchase Agreement, with
a final maturity date of 07/06/05, interest
receivable at June 30, 2004 of $28,239,
collateralized by a U.S. Government Agency
Obligation with a rate of 0.00% and a maturity of
04/16/18, with an aggregate market value of
$20,400,868......................................         2.21             07/07/04               20,000,000           20,000,000

Morgan Stanley Repurchase Agreement, dated
06/30/04, with a maturity value of $196,008,167,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to
8.00% and maturities ranging from 11/01/09 to
07/01/34, with an aggregate market value of
$199,922,790++...................................         1.50             07/01/04              196,000,000          196,000,000
                                                                                                               ------------------
                                                                                                                      321,000,000
                                                                                                               ------------------

                                                                                                SHARES
                                                                                          ------------------
MUTUAL FUNDS - 0.1%
Federated Government Obligation Money Market
  Fund...........................................                                                    700,025              700,025
Goldman Sachs Financial Square Government Fund...                                                    245,406              245,406
                                                                                                               ------------------
                                                                                                                          945,431
                                                                                                               ------------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 101.8%                                                                       1,295,804,650

Other assets and liabilities, net - (1.8%)                                                                            (23,503,955)
                                                                                                               ------------------

NET ASSETS - 100.0%                                                                                            $    1,272,300,695
                                                                                                               ==================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    All or a portion of security is a forward commitment.

++ All or a portion of this security is segregated to cover forward commitments.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE          VALUE

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 71.7%
ALASKA - 3.0%
Valdez Marine Terminal, BP
  Pipeline, Inc. Project......     1.10%   07/01/04  $  3,550,000  $   3,550,000
Valdez Marine Terminal, Exxon
  Pipeline Co. Project........     1.00    07/01/04     3,000,000      3,000,000
Valdez, BP Pipelines, Inc.,
  Exxon Mobil Corporation.....     1.10    07/01/04     3,000,000      3,000,000
                                                                   -------------
                                                                       9,550,000
                                                                   -------------
CALIFORNIA - 2.3%
California State Department of
  Water Resources, LOC: BNP
  Paribas.....................     1.12    07/01/04     7,495,000      7,495,000
                                                                   -------------
COLORADO - 2.3%
Colorado Housing & Finance
  Authority, Insurer: FNMA....     1.04    07/07/04     7,500,000      7,500,000
                                                                   -------------
                                                                       7,500,000
                                                                   -------------
CONNECTICUT - 4.6%
Connecticut State.............     1.05    07/01/04    13,300,000     13,300,000
Connecticut State Health &
  Educational Facilities
  Authority, Yale
  University..................     1.08    07/01/04       340,000        340,000
Connecticut State Health &
  Educational Facilities
  Authority, Yale University,
  LOC: Dexia Credit Local de
  France......................     0.97    07/01/04       350,000        350,000
                                   0.93    07/07/04       650,000        650,000
                                                                   -------------
                                                                      14,640,000
                                                                   -------------
ILLINOIS - 6.1%
Chicago O'Hare International
  Airport, LOC: Societe
  Generale....................     1.01    07/07/04     3,405,000      3,405,000
Illinois Health Facilities
  Authority, Resurrection
  Healthcare Corporation, LOC:
  Bank One NA Illinois,
  Insurer: FSA................     1.10    07/01/04     2,600,000      2,600,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  Hospital - St. Luke's
  Medical Center, LOC: First
  National Bank,
  Insurer: MBIA...............     1.05    07/07/04     1,500,000      1,500,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  Hospital - St. Luke's
  Medical Center, LOC:
  Northern Trust Company,
  Insurer: FSA................     1.05    07/07/04    12,000,000     12,000,000
                                                                   -------------
                                                                      19,505,000
                                                                   -------------
INDIANA - 4.4%
Indiana State Educational
  Facilities Authority,
  University of Notre Dame Du
  Lac.........................     1.00    07/01/04    12,000,000     12,000,000
Miami County Economic
  Development, Dukes Memorial
  Hospital, LOC: Wells Fargo
  Bank NA.....................     1.10    07/01/04     2,000,000      2,000,000
                                                                   -------------
                                                                      14,000,000
                                                                   -------------
KENTUCKY - 0.3%
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare System, LOC:
  National City Bank Kentucky,
  Insurer: MBIA...............     1.10    07/01/04       900,000        900,000
                                                                   -------------
MASSACHUSETTS - 5.0%
Boston Water and Sewer
  Commission, LOC: State
  Street Bank & Trust Co......     1.02    07/01/04     5,550,000      5,550,000
Massachusetts State Health &
  Educational Facilities
  Authority, Capital Asset
  Program, LOC: State Street
  Bank & Trust Co, Insurer:
  MBIA........................     1.10    07/01/04       525,000        525,000
Massachusetts State, Central
  Artery Project..............     1.10    07/01/04    10,050,000     10,050,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE          VALUE

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
Massachusetts State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.08%   07/01/04  $    100,000  $     100,000
                                                                   -------------
                                                                      16,225,000
                                                                   -------------
MICHIGAN - 1.2%
Detroit Water Supply Systems,
  Insurer: FGIC...............     1.05    07/07/04     1,000,000      1,000,000
Michigan State Housing
  Development Authority,
  Insurer: MBIA...............     1.06    07/01/04     2,700,000      2,700,000
                                                                   -------------
                                                                       3,700,000
                                                                   -------------
MINNESOTA - 2.2%
Coon Rapids Hospital Revenue
  Bond, LOC: Wells Fargo Bank
  NA..........................     1.00    07/07/04     3,800,000      3,800,000
Hennepin County, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     0.95    07/01/04        65,000         65,000
Minneapolis...................     0.95    07/01/04     2,755,000      2,755,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, LOC: Wells Fargo
  Bank NA.....................     1.00    07/07/04       500,000        500,000
                                                                   -------------
                                                                       7,120,000
                                                                   -------------
MISSISSIPPI - 3.1%
Jackson County Port Facility,
  Chevron Corporation.........     1.10    07/01/04    10,000,000     10,000,000
                                                                   -------------
MISSOURI - 2.6%
Missouri State Health &
  Educational Facilities
  Authority, Deaconess Long
  Term Care, LOC: Bank One
  NA..........................     1.08    07/01/04     7,700,000      7,700,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, LOC: JP Morgan
  Chase Bank..................     1.10    07/01/04       750,000        750,000
                                                                   -------------
                                                                       8,450,000
                                                                   -------------
NEVADA - 0.8%
Clark County School District,
  SPA: State Street Bank &
  Trust Co., Insurer: FSA.....     1.06    07/01/04     2,655,000      2,655,000
                                                                   -------------
NEW JERSEY - 0.7%
New Jersey Economic
  Development Authority,
  United Water, Inc., LOC:
  Bank of New York, , Insurer:
  AMBAC.......................     1.08    07/01/04     2,110,000      2,110,000
                                                                   -------------
NEW MEXICO - 0.0%
Hurley Pollution Control
  Revenue Bond, British
  Petroleum Company...........     1.10    07/01/04        50,000         50,000
                                                                   -------------
NEW YORK - 12.0%
New York City Housing
  Development Corporation
  Multifamily Revenue Bond,
  RBNB Wall Street Owner, SPA:
  HSBC Direct Pay.............     1.04    07/01/04     6,000,000      6,000,000
New York City Transitional
  Finance Authority, New York
  City Recovery, LOC: Bank of
  New York....................     1.12    07/01/04     5,000,000      5,000,000
New York City Transitional
  Finance Authority, New York
  City Recovery, LOC: Toronto
  Dominion Bank...............     1.00    07/07/04     5,000,000      5,000,000
New York City, LOC: JP Morgan
  Chase Bank..................     1.08    07/01/04     1,300,000      1,300,000
New York State Dormitory
  Authority Revenue Bond......     1.07    07/01/04    10,000,000     10,000,000
New York State Housing Finance
  Agency, Normandie CT I, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.03    07/07/04       900,000        900,000
New York State Local
  Government Assistance
  Corporation Tax Revenue
  Bond, LOC: Societe
  Generale....................     1.00    07/07/04    10,480,000     10,480,000
                                                                   -------------
                                                                      38,680,000
                                                                   -------------
NORTH CAROLINA - 1.7%
North Carolina State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.01    07/07/04     5,500,000      5,500,000
                                                                   -------------


    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE          VALUE

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
OHIO - 1.2%
Cleveland Income Tax Revenue
  Bond, LOC: Toronto Dominion
  Bank, Insurer: AMBAC........     1.01%   07/07/04  $  3,915,000  $   3,915,000
                                                                   -------------
PENNSYLVANIA - 0.7%
Delaware County Industrial
  Development Authority,
  General Electric Capital
  Corporation.................     1.02    07/07/04       900,000        900,000
Delaware County Industrial
  Development Authority,
  Resource Recovery Facility,
  General Electric Capital
  Corporation.................     1.02    07/07/04     1,400,000      1,400,000
Lehigh County Industrial
  Development Authority
  Pollution Control Revenue
  Bond, Allegheny Electric
  Cooperative, Inc., LOC:
  Rabobank Nederland..........     1.00    07/07/04        90,000         90,000
                                                                   -------------
                                                                       2,390,000
                                                                   -------------
SOUTH DAKOTA - 0.3%
Lower Brule Sioux Tribe, LOC:
  Wells Fargo Bank NA.........     1.10    07/01/04     1,000,000      1,000,000
                                                                   -------------
TEXAS - 4.7%
Angelina & Neches River
  Authority Pollution Control
  Revenue Bond, Westvaco-TEEC,
  Inc., LOC: Bank of America
  NA..........................     1.10    07/01/04     2,300,000      2,300,000
Harris County Health
  Facilities Development
  Authority, Texas Children's
  Hospital, LOC: JP Morgan
  Chase Bank, Insurer: MBIA...     1.10    07/01/04     7,795,000      7,795,000
Port of Port Arthur Navigation
  District Pollution Control
  Revenue Bond, Texaco,
  Inc.........................     1.10    07/01/04     4,600,000      4,600,000
Southwest Higher Education
  Authority, Inc., Southern
  Methodist University, LOC:
  Helaba Bank.................     1.10    07/01/04       250,000        250,000
                                                                   -------------
                                                                      14,945,000
                                                                   -------------
VIRGINIA - 0.4%
Peninsula Port Authority,
  Dominion Terminal
  Associates, LOC: U.S. Bank
  Trust NA....................     1.10    07/01/04     1,300,000      1,300,000
                                                                   -------------
WASHINGTON - 9.0%
Seattle Water Systems Revenue
  Bond, Series B, LOC:
  Bayerische Landesbank.......     0.94    07/07/04    10,000,000     10,000,000
Washington State Public Power
  Supply System, LOC: Bank of
  America NA..................     1.02    07/07/04     9,825,000      9,825,000
Washington State Public Power
  Supply System, LOC: Chase
  Bank........................     1.04    07/07/04     1,900,000      1,900,000
Washington State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     0.97    07/07/04     7,100,000      7,100,000
                                                                   -------------
                                                                      28,825,000
                                                                   -------------
WEST VIRGINIA - 3.0%
Marshall County Pollution
  Control Revenue Bond, Ohio
  Power Co., LOC: Royal Bank
  of Scotland.................     1.10    07/01/04     9,600,000      9,600,000
                                                                   -------------
WYOMING - 0.1%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation...........     0.99    07/01/04       300,000        300,000
Sublette County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation...........     0.99    07/01/04        65,000         65,000
                                                                   -------------
                                                                         365,000
                                                                   -------------
                                                                     230,420,000
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE          VALUE

--------------------------------------------------------------------------------
FIXED RATE DEMAND NOTES - 26.7%
ALASKA - 0.5%
Alaska State Housing Finance
  Corporation, SPA: Dexia
  Credit Local de France,
  Insurer: FSA................     1.17%   12/01/04  $  1,500,000  $   1,500,000
                                                                   -------------
ARIZONA - 2.8%
Salt River Project,
  Agricultural Improvement &
  Power District..............     1.06    08/11/04     9,085,000      9,085,000
                                                                   -------------
COLORADO - 4.7%
Colorado State General Fund
  Revenue Bond+...............     1.57    06/27/05    15,000,000     15,209,550
                                                                   -------------
DISTRICT OF COLUMBIA - 0.9%
District of Columbia, American
  National Red Cross,
  LOC: Bank One NA............     1.06    08/11/04     3,000,000      3,000,000
                                                                   -------------
FLORIDA - 1.9%
Jacksonville Electric
  Authority...................     1.09    07/20/04     6,000,000      6,000,000
                                                                   -------------
MICHIGAN - 1.3%
State of Michigan.............     2.00    09/30/04     4,000,000      4,010,113
                                                                   -------------
NEBRASKA - 5.9%
Lincoln Electric System.......     0.93    07/07/04     4,000,000      4,000,000
Omaha Public Power District...     1.08    07/13/04     4,500,000      4,500,000
                         .....     1.06    09/08/04    10,300,000     10,300,000
                                                                   -------------
                                                                      18,800,000
                                                                   -------------
TEXAS - 5.6%
Austin, LOC: Chase, Bayerische
  Landesbank, State Street
  Bank & Trust Co.............     0.95    08/04/04     2,000,000      2,000,000
North Central Texas Health
  Facilities Development
  Authority, Methodist
  Hospital of Dallas, Insurer:
  AMBAC.......................     1.08    08/26/04     6,000,000      6,000,000
Texas State Tax & Revenue
  Anticipation Notes..........     1.10    08/31/04    10,000,000     10,014,447
                                                                   -------------
                                                                      18,014,447
                                                                   -------------
UTAH - 0.7%
Intermountain Power Agency
  Power Supply Revenue Bond,
  Insurer: AMBAC, SPA:
  Chase.......................     0.95    07/14/04     2,300,000      2,300,000
                                                                   -------------
VIRGINIA - 1.2%
Peninsula Port Authority Coal
  Terminal Revenue Bond,
  Dominion Terminal
  Associates, LOC: U.S. Bank
  Trust NA....................     1.10    07/01/04     4,000,000      4,000,000
                                                                   -------------
WISCONSIN - 1.2%
Wisconsin State...............     0.92    07/07/04     2,000,000      2,000,000
             .................     1.08    09/08/04     2,000,000      2,000,000
                                                                   -------------
                                                                       4,000,000
                                                                   -------------
                                                                      85,919,110
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO
                                MATURITY  MATURITY    SHARES         VALUE

------------------------------------------------------------------------------
MUTUAL FUNDS - 6.2%
Goldman Sachs Financial Square
  Tax Free Money Market
  Fund++......................                        8,731,069  $   8,731,069
SEI Tax-Exempt Trust Money
  Market Fund++...............                       11,143,256     11,143,256
                                                                 -------------
                                                                    19,874,325
                                                                 -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 104.6%                      336,213,435

Other assets and liabilities, net - (4.6%)                         (14,799,085)
                                                                 -------------

NET ASSETS - 100.0%                                              $ 321,414,350
                                                                 =============

NOTES TO SCHEDULE OF INVESTMENTS:

ACRONYMS


AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corp.

SPA - Standby Purchase Agreement



* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.




+    All or a portion of security is a forward commitment.

++ All or a portion of this security is segregated to cover forward commitments.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------

ASSETS
    Investments, at value
      (Note 1)             $6,451,501,668  $ 380,780,562   $ 295,450,361   $          --   $ 974,804,650    $ 336,213,435
    Repurchase agreements    577,500,000      66,500,000              --   2,177,412,198     321,000,000               --
    Cash                         710,091         308,162              --              --         397,842               --
    Interest receivable       12,883,874         745,431          14,910          74,168       1,209,825          480,077
    Prepaid expenses              26,574          23,558           2,925           6,518           3,419            1,260
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total assets       7,042,622,207     448,357,713     295,468,196   2,177,492,884   1,297,415,736      336,694,772
                           -------------   -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)         1,102,966          63,623          43,242         253,428         176,968           47,688
    Payable for
      when-issued
      securities                      --              --              --              --      24,907,500       15,209,550
    Accrued expenses             145,088             178          20,938          38,338          30,573           23,184
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total liabilities      1,248,054          63,801          64,180         291,766      25,115,041       15,280,422
                           -------------   -------------   -------------   -------------   -------------    -------------
NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $7,041,374,153  $ 448,293,912   $ 295,404,016   $2,177,201,118  $1,272,300,695   $ 321,414,350
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------

INCOME
    Interest and
      dividends            $  37,712,764   $   1,418,057   $   1,472,670   $   7,991,282   $   5,148,320    $   1,506,016
                           -------------   -------------   -------------   -------------   -------------    -------------
EXPENSES
    Management fees (Note
      2)                       5,391,209         205,858         265,439       1,380,885         733,646          264,591
    Audit                         26,276           5,150          12,264          16,314          12,319            6,832
    Transaction fees               9,699           1,373           2,653           5,327           2,867            3,463
    Legal                         19,847           1,431           1,037           4,494           3,652              971
    Insurance                     44,670           2,110           2,335          10,114           8,219            2,186
    Trustees fees and
      expenses                    37,659           1,779           1,968           8,527           6,930            1,843
    Line of credit fee            71,270           3,367           3,725          16,136          13,114            3,487
    Miscellaneous                 11,316           8,870           7,184           8,245           2,868              385
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total expenses         5,611,946         229,938         296,605       1,450,042         783,615          283,758
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INVESTMENT INCOME         32,100,818       1,188,119       1,176,065       6,541,240       4,364,705        1,222,258

NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                 (29,304)         (3,003)            381              --         (84,798)              --
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $  32,071,514   $   1,185,116   $   1,176,446   $   6,541,240   $   4,279,907    $   1,222,258
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      CASH PORTFOLIO                          PRIME PORTFOLIO
                           -------------------------------------   -------------------------------------
                                                                                        FOR THE PERIOD
                                                                                         JUNE 20, 2003
                              SIX MONTHS                              SIX MONTHS       (COMMENCEMENT OF
                                 ENDED            YEAR ENDED             ENDED            OPERATIONS)
                             JUNE 30, 2004       DECEMBER 31,        JUNE 30, 2004      TO DECEMBER 31,
                              (UNAUDITED)            2003             (UNAUDITED)            2003
                           -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     32,100,818    $     56,973,134    $      1,188,119    $        877,730
    Net realized gain
      (loss) on
      investments                   (29,304)             53,724              (3,003)              1,972
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations             32,071,514          57,026,858           1,185,116             879,702
                           ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions            26,613,283,678      33,193,949,024         323,317,827         200,026,747
    Withdrawals             (24,058,314,771)    (34,565,135,617)        (76,392,112)           (723,368)
                           ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions        2,554,968,907      (1,371,186,593)        246,925,715         199,303,379
                           ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS               2,587,040,421      (1,314,159,735)        248,110,831         200,183,081
NET ASSETS
    Beginning of period       4,454,333,732       5,768,493,467         200,183,081                  --
                           ----------------    ----------------    ----------------    ----------------
    End of period          $  7,041,374,153    $  4,454,333,732    $    448,293,912    $    200,183,081
                           ================    ================    ================    ================


                                    TREASURY PORTFOLIO
                           -------------------------------------

                              SIX MONTHS
                                 ENDED            YEAR ENDED
                             JUNE 30, 2004       DECEMBER 31,
                              (UNAUDITED)            2003
                           -----------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      1,176,065    $      3,132,757
    Net realized gain
      (loss) on
      investments                       381               2,500
                           ----------------    ----------------
        Net increase in
          net assets from
          operations              1,176,446           3,135,257
                           ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               272,171,785         673,201,995
    Withdrawals                (279,547,414)       (736,922,046)
                           ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions           (7,375,629)        (63,720,051)
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  (6,199,183)        (60,584,794)
NET ASSETS
    Beginning of period         301,603,199         362,187,993
                           ----------------    ----------------
    End of period          $    295,404,016    $    301,603,199
                           ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO
                           -------------------------------------   -------------------------------------
                              SIX MONTHS                              SIX MONTHS
                                 ENDED                                   ENDED
                             JUNE 30, 2004        YEAR ENDED         JUNE 30, 2004        YEAR ENDED
                              (UNAUDITED)      DECEMBER 31, 2003      (UNAUDITED)      DECEMBER 31, 2003
                           -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      6,541,240    $      7,030,280    $      4,364,705    $      6,055,443
    Net realized loss on
      investments                        --                  --             (84,798)             (5,252)
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations              6,541,240           7,030,280           4,279,907           6,050,191
                           ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             9,431,773,959      10,876,927,863       2,176,646,154       2,319,338,251
    Withdrawals              (8,602,142,406)     (9,884,876,852)     (1,404,249,787)     (2,280,957,239)
                           ----------------    ----------------    ----------------    ----------------
        Net increase from
          investors'
          transactions          829,631,553         992,051,011         772,396,367          38,381,012
                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET
  ASSETS                        836,172,793         999,081,291         776,676,274          44,431,203
NET ASSETS
    Beginning of period       1,341,028,325         341,947,034         495,624,421         451,193,218
                           ----------------    ----------------    ----------------    ----------------
    End of period          $  2,177,201,118    $  1,341,028,325    $  1,272,300,695    $    495,624,421
                           ================    ================    ================    ================


                                    MUNICIPAL PORTFOLIO
                           -------------------------------------
                              SIX MONTHS
                                 ENDED
                             JUNE 30, 2004        YEAR ENDED
                              (UNAUDITED)      DECEMBER 31, 2003
                           -----------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      1,222,258    $      1,727,695
    Net realized loss on
      investments                        --                  --
                           ----------------    ----------------
        Net increase in
          net assets from
          operations              1,222,258           1,727,695
                           ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               367,358,013         416,318,831
    Withdrawals                (296,559,361)       (265,065,756)
                           ----------------    ----------------
        Net increase from
          investors'
          transactions           70,798,652         151,253,075
                           ----------------    ----------------
NET INCREASE IN NET
  ASSETS                         72,020,910         152,980,770
NET ASSETS
    Beginning of period         249,393,440          96,412,670
                           ----------------    ----------------
    End of period          $    321,414,350    $    249,393,440
                           ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           ANNUALIZED RATIOS TO
                                                 AVERAGE
                                                NET ASSETS
                                           --------------------    NET ASSETS
PERIODS ENDED                                           NET          END OF
DECEMBER 31, 2003, 2002, 2001     TOTAL      NET     INVESTMENT      PERIOD
2000, 1999 AND JUNE 30, 2004    RETURN(1)  EXPENSES    INCOME    (000S OMITTED)
----------------------------    ---------  --------  ----------  --------------

CASH PORTFOLIO
    2004*                         1.02%     0.18%      1.01%      $7,041,374
    2003                          1.17      0.18       1.16        4,454,334
    2002                          1.87      0.18       1.87        5,768,493
    2001                          4.26      0.18       3.83        4,992,093
    2000                          6.34      0.19       6.34        1,098,004
    1999                          5.16      0.19       5.14        1,081,493
PRIME PORTFOLIO
    2004*                         0.98      0.19       0.98          448,294
    2003 (A)                      0.84      0.22       0.84          200,183
TREASURY PORTFOLIO
    2004*                         0.76      0.19       0.75          295,404
    2003                          0.87      0.19       0.89          301,603
    2002                          1.55      0.18       1.57          362,188
    2001                          3.80      0.18       3.60          586,494
    2000                          5.71      0.20       5.72          377,706
    1999                          4.51      0.21       4.49          179,329
TREASURY PLUS PORTFOLIO
    2004*                         0.80      0.18       0.81        2,177,201
    2003                          0.92      0.18       0.90        1,341,028
    2002                          1.52      0.19       1.53          341,947
    2001                          3.72      0.18       3.64          235,597
    2000                          6.04      0.20       6.03          280,633
    1999 (B)                      4.79      0.21       4.78          282,845
U.S. GOVERNMENT SECURITIES
  PORTFOLIO
    2004*                         1.01      0.18       1.01        1,272,301
    2003                          1.09      0.18       1.06          495,624
    2002                          1.76      0.18       1.77          451,193
    2001                          4.03      0.18       3.70          480,608
    2000                          6.08      0.21       6.06          186,613
    1999 (C)                      5.19      0.22       5.15          131,318
MUNICIPAL PORTFOLIO
    2004*                         0.84      0.18       0.79          321,414
    2003                          0.81      0.19       0.80          249,393
    2002                          1.24      0.19       1.23           96,413
    2001 (D)                      2.14      0.23       1.87          124,727




(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total return is computed on an annualized basis.

(A)  Commenced Operations June 20, 2003.

(B)  Commenced Operations January 22, 1999.

(C)  Commenced Operations June 29, 1999.

(D)  Commenced Operations April 19, 2001.

  *  Unaudited.


    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio, Government Portfolio, and the Prime Portfolio. For its services as investment sub-adviser, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000.

       M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

       ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-advisor to the Municipal Portfolio ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000.

       The Portfolios do not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the six months ended June 30, 2004 were aggregated as follows:



                                                                  COMBINED
                                                               MATURITIES AND
                                               PURCHASES           SALES
                                            ----------------  ----------------

         Cash Portfolio...................  $ 74,724,240,133  $ 72,161,657,300
         Prime Portfolio..................     2,044,024,927     1,795,784,700
         Treasury Portfolio...............       916,647,905       922,734,498
         Treasury Plus Portfolio..........   203,135,034,250   202,298,787,570
         U.S. Government Portfolio........    19,148,682,188    18,367,351,091
         Municipal Portfolio..............       759,358,312       672,051,565


(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. During the six months ended June 30, 2004, the Municipal Portfolio had borrowings outstanding on two days, the maximum balance being $6.5 million.

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov

Each Series of the Merrimac Funds invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2003 to June 30, 2004.

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

    (a) (1) Not applicable.

    (a) (2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

    (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                 Merrimac Master Portfolio
                 --------------------------------------


                     /s/  Paul J. Jasinski
                 By: ----------------------------------
                     Paul J. Jasinski, President and
                     Principal Executive Officer

                 Date August 30, 2004
                 --------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                     /s/  Paul J. Jasinski
                 By: -----------------------------------------
                     Paul J. Jasinski, President and Principal
                     Executive Officer

                 Date August 30, 2004
                 --------------------


                     /s/  John F. Pyne
                 By: ----------------------------------------------------------
                     John F. Pyne, Treasurer and Principal
                     Financial Officer

                 Date August 30, 2004
                 --------------------